Changes in accounting policies and disclosures	12 Months Ended
Dec. 31, 2019
Changes in accounting policies and disclosures
Changes in accounting policies and disclosures

5     Changes in accounting policies and disclosures

Except for new standards, IFRS 16 and IFRIC 23, which are discussed below, the other amendments to standards that apply from January 1, 2019 are primarily clarifications and none required a change in the Company's accounting policies.

Additionally, the Company has not early adopted any new standards, amendments or interpretations that are effective after December 31, 2019. It does not expect that these new standards, amendments or interpretations will have a material effect on the Company's financial statements.

New and amended IFRS standards that are effective beginning on January 1, 2019

(a)    IFRS 16 - "Leases"

Main aspects introduced by the standard

IFRS 16 was issued in January 2016 and applicable for periods beginning after January 1, 2019. It results in certain leases being recognized on the balance sheet by lessees, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized.

Transition method

The Company has applied IFRS 16 from its mandatory adoption date of January 1, 2019, using the simplified transition approach and did not restate comparative amounts for the periods prior to the adoption. The cumulative effect of applying the standard was recognized as an adjustment to the opening balance of retained earnings.

The lease liabilities related to leases previously classified as operating leases, were measured using the present value of the remaining lease payments, discounted by the incremental borrowing rate at the date of initial application.

Right-of-use assets were measured on transition at the same amount of the lease liability, adjusted by any prepaid or accrued lease expense, less impairment provision.

For leases previously classified as finance leases, the lease liability and the right of use asset represents the carrying amount of the lease liability immediately before the date of initial application.

Practical expedients applied at the adoption

In applying IFRS 16 for the first time, the Company has used the following practical expedients permitted by the standard:

➢	The accounting for low value leases and leases with a remaining term of less than 12 months as at January 1, 2019 as short-term leases;
➢	The exclusion of initial direct costs from the measurement of the right-of-use asset at the date of initial application; and
➢	The use of a single discount rate to a portfolio of leases with reasonably similar characteristics.

Impacts of adoption

The Company recognized lease liabilities and right-of-use assets in the amount of USD 41,450 and USD 41,521,  respectively. Prepayments made in 2018 in the amount of USD 71 were recognized in retained earnings at January 1, 2019. Net current assets were reduced by USD 18,612 due to the presentation of a portion of the lease liability as a current liability. The Company also reclassified the amount of USD 2,278 from Property, plant and equipment to Right-of-use assets and USD 3,088 from Loans and financing to Lease liabilities corresponding to contracts previously classified as financial leases under IAS 17.

As a result of the adoption, income before tax decreased by USD 3,319 for the year ended December 31, 2019.

(b)    IFRIC 23 - Uncertainty over income tax treatments

Nature of change

The interpretation explains how to recognize, and measure current and deferred income tax assets and liabilities where there is uncertainty over a tax treatment.

Transition method

The Company has applied the standard from its mandatory adoption date of January 1, 2019. On initial application, the Company applied the interpretation retrospectively with the cumulative effect of initially applying the interpretation as an adjustment to the opening balance of retained earnings.  Comparative information has not been restated.

Impacts of adoption

The interpretation affected primarily the accounting for the Company’s uncertain income tax treatments where the likelihood that a taxation authority will not accept such treatments is probable. The impact of the adoption of IFRIC 23 at January 1, 2019 was USD 4,023. The Company also reclassified the amount of USD 6,047 from Provisions to Deferred income taxes.